Note 4 - Acquisitions - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash consideration, net of cash acquired of $27,412		$ 212,246	$ 547,182
Goodwill		1,395,383	1,179,825	$ 886,086
Goodwill		202,984	289,746
Acquisitions 2024 [Member]
Accounts receivable		61,987
Other current assets		25,965
Non-current assets		12,686
Accounts payable		(19,013)
Accrued liabilities		(25,282)
Other current liabilities		(19,524)
Non-current liabilities		(1,385)
Deferred tax liabilities		(34,749)
Redeemable non-controlling interest		(95,143)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		(94,458)
Cash consideration, net of cash acquired of $27,412		212,246
Acquisition date fair value of contingent consideration		52,802
Total purchase consideration		265,048
Acquired intangible assets (note 9)		156,522
Goodwill		$ 202,984
Roofing Corp of America [Member]
Accounts receivable			83,943
Other current assets			26,362
Non-current assets			22,871
Accounts payable			(30,531)
Accrued liabilities			(14,171)
Other current liabilities			(13,364)
Non-current liabilities			(5,491)
Deferred tax liabilities			(5,062)
Redeemable non-controlling interest			(46,255)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			18,302
Cash consideration, net of cash acquired of $27,412			445,160
Acquisition date fair value of contingent consideration			21,902
Total purchase consideration			447,179
Less: cash acquired			(19,883)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]		234,770
Goodwill			194,107
All Other Acquisitions [Member]
Accounts receivable			27,919
Other current assets			5,089
Non-current assets			6,581
Accounts payable			(13,826)
Accrued liabilities			(4,592)
Other current liabilities			(5,507)
Non-current liabilities			(3,378)
Deferred tax liabilities			(14,243)
Redeemable non-controlling interest			(17,604)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			(19,561)
Cash consideration, net of cash acquired of $27,412	[2]		146,265
Acquisition date fair value of contingent consideration			10,669
Total purchase consideration			147,199
Less: cash acquired			(9,735)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			71,121
Goodwill			95,639
Acquisition 2023 [Member]
Accounts receivable			111,862
Other current assets			31,451
Non-current assets			29,452
Accounts payable			(44,357)
Accrued liabilities			(18,763)
Other current liabilities			(18,871)
Non-current liabilities			(8,869)
Deferred tax liabilities			(19,305)
Redeemable non-controlling interest			(63,859)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			(1,259)
Cash consideration, net of cash acquired of $27,412			591,425
Acquisition date fair value of contingent consideration			32,571
Total purchase consideration			594,378
Less: cash acquired			(29,618)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			305,891
Goodwill			$ 289,746

[1]	Intangible assets for Roofing Corp include $212,890 of customer relationships and $21,880 of trademarks.
[2]	Included in the other amount is $14,625 paid in escrow just prior to December 31, 2022.